Obligations for pension and similar liabilities (Details 4) - Sensitivity [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Sensitivity Current Service Cost And Interest [Member]
IfrsStatementLineItems [Line Items]
Interest rate (+)0.5%	R$ (23,750)	R$ (27,627)	R$ (22,524)
Interest rate (-)0.5%	25,895	24,768	24,802
Biometric General Mortality Table Applied (+) 2 years	(48,858)	(50,263)	(42,586)
Biometric General Mortality Table Applied (-) 2 years	50,445	48,527	45,310
Medical Assistance Cost (+)0.5%	28,376	26,968	29,297
Medical Assistance Cost (-)0.5%	(26,451)	(30,133)	(27,104)
Present Value Of Liabilities [Member]
IfrsStatementLineItems [Line Items]
Interest rate (+)0.5%	(231,019)	(346,439)	(240,984)
Interest rate (-)0.5%	251,828	266,243	265,351
Biometric General Mortality Table Applied (+) 2 years	(475,167)	(611,723)	(455,624)
Biometric General Mortality Table Applied (-) 2 years	490,605	544,105	484,763
Medical Assistance Cost (+)0.5%	275,982	291,763	313,438
Medical Assistance Cost (-)0.5%	R$ (257,258)	R$ (376,538)	R$ (289,978)